Income Taxes (Details) - Schedule of Provision of Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision of Income Taxes [Abstract]
Current Federal and State	$ (206,000)	$ 143,000
Deferred Federal and State	(1,471,000)	75,300
Total (benefit) provision for income taxes	$ (1,677,000)	$ 218,300